Long-Term Debt	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Debt Instrument [Line Items]
Long-term Debt [Text Block]
Long-Term Debt

MidAmerican Energy's long-term debt consists of the following, including amounts maturing within one year and unamortized premiums, discounts and debt issuance costs, as of December 31 (dollars in millions):

	Par Value	2015	2014

First mortgage bonds:
2.40%, due 2019	$500	$499	$498
3.70%, due 2023	250	248	248
3.50%, due 2024	500	502	296
4.80%, due 2043	350	345	345
4.40%, due 2044	400	394	394
4.25%, due 2046	450	444	—
Notes:
5.95% Series, due 2017	250	250	250
5.3% Series, due 2018	350	349	349
6.75% Series, due 2031	400	395	395
5.75% Series, due 2035	300	298	298
5.8% Series, due 2036	350	347	347
Turbine purchase obligation, 1.43%, due 2015(1)	—	—	420
Transmission upgrade obligation, 4.449%, due through 2035	5	4	—
Variable-rate tax-exempt bond obligation series: (weighted average interest rate- 2015-0.03%, 2014-0.07%)
Due 2016	34	33	33
Due 2017	4	4	4
Due 2023, issued in 1993	7	7	7
Due 2023, issued in 2008	57	57	57
Due 2024	35	35	35
Due 2025	13	13	13
Due 2038	45	45	45
Capital lease obligations - 4.16%, due through 2020	2	2	—
Total	$4,302	$4,271	$4,034

(1)
In conjunction with the construction of wind-powered generating facilities in 2012, MidAmerican Energy accrued as gross property, plant and equipment amounts for turbine purchases it is not contractually obligated to pay until December 2015. The amount ultimately payable was discounted and recognized upon delivery of the equipment as long-term debt. The discount was amortized as interest expense over the period until payment was due using the effective interest method.

The annual repayments of MidAmerican Energy's long-term debt for the years beginning January 1, 2016, and thereafter, excluding unamortized premiums, discounts and debt issuance costs, are as follows (in millions):

2016	$34
2017	254
2018	351
2019	500
2020	1
2021 and thereafter	3,162

MidAmerican Energy issued $650 million of first mortgage bonds in October 2015 pursuant to its indenture dated September 9, 2013, as supplemented and amended. The net proceeds were used for the payment of the $426 million turbine purchase obligation due December 2015 and for general corporate purposes.

Pursuant to MidAmerican Energy's mortgage dated September 9, 2013, MidAmerican Energy's first mortgage bonds, currently and from time to time outstanding, are secured by a first mortgage lien on substantially all of its electric generating, transmission and distribution property within the State of Iowa, subject to certain exceptions and permitted encumbrances. As of December 31, 2015, MidAmerican Energy's eligible property subject to the lien of the mortgage totaled approximately $13 billion based on original cost. Additionally, MidAmerican Energy's senior notes outstanding are equally and ratably secured with the first mortgage bonds as required by the indentures under which the senior notes were issued.

MidAmerican Energy's variable rate tax-exempt obligations, including the tax-exempt bonds discussed below, bear interest at rates that are periodically established through remarketing of the bonds in the short-term tax-exempt market. MidAmerican Energy, at its option, may change the mode of interest calculation for these bonds by selecting from among several floating or fixed rate alternatives. The interest rates shown in the table above are the weighted average interest rates as of December 31, 2015 and 2014. MidAmerican Energy maintains revolving credit facility agreements to provide liquidity for holders of these issues.

As of December 31, 2015, MidAmerican Energy was in compliance with all of its applicable long-term debt covenants.

In March 1999, MidAmerican Energy committed to the IUB to use commercially reasonable efforts to maintain an investment grade rating on its long-term debt and to maintain its common equity level above 42% of total capitalization unless circumstances beyond its control result in the common equity level decreasing to below 39% of total capitalization. MidAmerican Energy must seek the approval from the IUB of a reasonable utility capital structure if MidAmerican Energy's common equity level decreases below 42% of total capitalization, unless the decrease is beyond the control of MidAmerican Energy. MidAmerican Energy is also required to seek the approval of the IUB if MidAmerican Energy's equity level decreases to below 39%, even if the decrease is due to circumstances beyond the control of MidAmerican Energy. As of December 31, 2015, MidAmerican Energy's common equity ratio was 52% computed on a basis consistent with its commitment. As a result of its regulatory commitment to maintain its common equity level above certain thresholds, MidAmerican Energy could dividend $1.6 billion as of December 31, 2015, without falling below 42%.